UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  April 18, 2012
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  155,076


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3459   38775  SH       SOLE       NONE     0    0       38775
Abbott Labs              COM            002824100      3838   62623  SH       SOLE       NONE     0    0       62623
Air Prod & Chemical	 COM		009158106      3031   33022  SH	      SOLE	 NONE	  0    0       33022
Apple Computer, Inc	 COM		037833100      4742    7910  SH       SOLE	 NONE	  0    0	7910
At&T, Inc.		 COM		00206R102      2206   70651  SH	      SOLE	 NONE	  0    0       70651
Automatic Data Processi  COM            053015103      2550   46211  SH       SOLE       NONE     0    0       46211
Berkshire Hathaway       Class B        084670207      4532   55846  SH       SOLE       NONE     0    0       55846
Branch Bank & Trust	 COM		054937107       725   23090  SH	      SOLE	 NONE	  0    0       23090
Brookfield Asset Mgmt	 COM		112585104      2640   83626  SH	      SOLE	 NONE	  0    0       83626
Caterpillar, Inc.	 COM		149123101      1483   13920  SH	      SOLE       NONE     0    0       13920
Cenovus Energy Inc	 COM		15135U109      1888   52524  SH	      SOLE	 NONE	  0    0       52524
Chevron Corp	         COM            166764100      4648   43350  SH       SOLE       NONE     0    0       43350
Cisco Systems Inc	 COM		17275R102      1495   70692  SH	      SOLE       NONE     0    0       70692
Cliffs Natural Resources COM		18683K101	395    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	712   10360  SH	      SOLE	 NONE	  0    0       10360
Coca Cola Co.		 COM		191216100	240    3239  SH	      SOLE	 NONE	  0    0	3239
Corning Inc              COM            219350105      1683  119519  SH       SOLE       NONE     0    0      119519
Cummins Inc		 COM		125009100      2728   22729  SH	      SOLE	 NONE     0    0       22729
CVS Corp		 COM		126650100      4288   95717  SH	      SOLE	 NONE	  0    0       95717
Deere & Co		 COM		244199105	446    5515  SH       SOLE       NONE     0    0        5515
Dominion Resources	 COM		25746U109      1510   29477  SH	      SOLE	 NONE	  0    0       29477
E M C Corp Mass		 COM		268648902      1605   53709  SH	      SOLE	 NONE     0    0       53709
Encana Corp		 COM		292505104      1063   54074  SH	      SOLE	 NONE	  0    0       54074
Exxon Mobil              COM            30231G102      4261   49129  SH       SOLE       NONE     0    0       49129
FEDEX Corp               COM            31428X106      2678   29124  SH       SOLE       NONE     0    0       29124
General Electric         COM            369604103      2964  147693  SH       SOLE       NONE     0    0      147693
General Mills Inc.	 COM		370334104      1766   44758  SH	      SOLE	 NONE	  0    0       44758
Goldman Sachs Group Inc	 COM		38141G104      1798   14458  SH	      SOLE	 NONE	  0    0       14458
Google Inc Class A	 COM		38259P508	494	771  SH	      SOLE	 NONE	  0    0	 771
IBM			 COM		459200101      7847   37609  SH       SOLE       NONE     0    0       37609
Intel                    COM            458140100      4002  142343  SH       SOLE       NONE     0    0      142343
iShares Lehman Aggregate COM		464287226       606    5519  SH	      SOLE	 NONE	  0    0        5519
iShares Russell 2000 Ind COM		464287655      2650   31995  SH	      SOLE	 NONE	  0    0       31995
iShares Russell Midcap   COM		464287499      5787   52267  SH	      SOLE	 NONE	  0    0       52267
iShares Tr MSCI Emerging COM		464287234      2308   53736  SH	      SOLE	 NONE	  0    0       53736
iShares Trust MSCI EAFE  COM		464287465      1290   23508  SH	      SOLE	 NONE	  0    0       23508
iShares Trust Russell 20 COM		464287630       513    7035  SH       SOLE	 NONE	  0    0        7035
ishares Trust S&P 100	 COM		464287101	724   11305  SH	      SOLE	 NONE	  0    0       11305
J.P. Morgan Chase & Co.  COM            46625H100      4141   90052  SH       SOLE       NONE     0    0       90052
Johnson & Johnson        COM            478160104      3588   54404  SH       SOLE       NONE     0    0       54404
Johnson Controls         COM            478366107      3768  116011  SH       SOLE       NONE     0    0      116011
Kellogg			 COM		487836108      2067   38539  SH	      SOLE	 NONE	  0    0       38539
Kraft Foods		 COM		50075N104      1816   47790  SH	      SOLE	 NONE	  0    0       47790
McDonalds Corp		 COM		580135101      4766   48579  SH	      SOLE	 NONE	  0    0       48579
McKesson HBOC Inc	 COM		58155Q103      2754   31382  SH	      SOLE	 NONE	  0    0       31382
Microsoft Corp           COM            594918104      3784  117328  SH       SOLE       NONE     0    0      117328
Oracle Corp              COM            68389X105      2409   82605  SH       SOLE       NONE     0    0       82605
Pepsico Inc              COM            713448108      4399   66306  SH       SOLE       NONE     0    0       66306
Pitney Bowes Inc	 COM		724479100	230   13060  SH	      SOLE	 NONE	  0    0       13060
Proctor & Gamble         COM            742718109      4849   72140  SH       SOLE       NONE     0    0       72140
Quaterra Resources 	 COM		747952109	 17   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	717    5092  SH	      SOLE	 NONE	  0    0	5092
Schlumberger		 COM		806857108      2211   31613  SH	      SOLE	 NONE     0    0       31613
St Jude Med Inc		 COM		790849103	510   11515  SH	      SOLE	 NONE	  0    0       11515
Staples Inc		 COM		855030102      1528   94407  SH	      SOLE	 NONE	  0    0       94407
State Street Corp	 COM		857477103      1448   31823  SH	      SOLE	 NONE	  0    0       31823
The Travelers Companies  COM		89417E109      1701   28725  SH	      SOLE	 NONE	  0    0       28725
United Parcel Service    Class B        911312106      1718   21282  SH       SOLE       NONE     0    0       21282
US Bancorp Del Com New	 COM		902973304	860   27137  SH	      SOLE	 NONE	  0    0       27137
Vanguard Index Funds	 COM		922908769	335    4633  SH	      SOLE	 NONE	  0    0        4633
Vanguard Info Tech Index COM		92204A702      1286   17333  SH	      SOLE	 NONE	  0    0       17333
Varian Medical Systems   COM            92220P105      4517   65501  SH       SOLE       NONE     0    0       65501
Wells Fargo              COM            949746101      3027   88666  SH       SOLE       NONE     0    0       88666
Wisdomtree Emerg Mkts Eq COM		97717W315      1553   26953  SH	      SOLE	 NONE     0    0       26953
Wisdomtree Emg Mk Sm Cap COM		97717W281	517   10754  SH	      SOLE	 NONE     0    0       10754
Wisdomtree Large Cap Div COM		97717W307	675   12750  SH	      SOLE	 NONE     0    0       12750
Wisdomtree Midcap Divid	 COM		97717W505	389    6915  SH       SOLE       NONE     0    0        6915
Wisdomtree Midcap Earn	 COM		97717W570	614   10035  SH	      SOLE	 NONE	  0    0       10035
Wisdomtree Smallcap Earn COM		97717W562	606   10675  SH	      SOLE	 NONE	  0    0       10675
Zimmer Holdings Inc      COM            98956P102       681   10593  SH       SOLE       NONE     0    0       10593
